Financial risk management objectives and policies - Disclosure Of Sensitivity Analysis Of strengthening Weakening of the Currency Against USD Currency Would Impact ON Financial Instruments (Detail) - USD ($)
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EGP to USD [Member]
Disclosure Of Sensitivity Analysis Of Strengthening Weakening of the Currency Against USD Currency Would Impact ON financial Instruments [Line Items]
Strengthening	$ 92,200	$ 311,602	$ 697,423
Weakening	(92,200)	(311,602)	(697,423)
EUR to USD [Member]
Disclosure Of Sensitivity Analysis Of Strengthening Weakening of the Currency Against USD Currency Would Impact ON financial Instruments [Line Items]
Strengthening	77,070
Weakening	(77,070)
PKR to USD [Member]
Disclosure Of Sensitivity Analysis Of Strengthening Weakening of the Currency Against USD Currency Would Impact ON financial Instruments [Line Items]
Strengthening	66,060	45,069	(8,790)
Weakening	(66,060)	(45,069)	8,790
KES to USD [Member]
Disclosure Of Sensitivity Analysis Of Strengthening Weakening of the Currency Against USD Currency Would Impact ON financial Instruments [Line Items]
Strengthening	29,966	8,901	(29,764)
Weakening	$ (29,966)	$ (8,901)	$ 29,764